Investment securities and other investments - Summary of amortized cost of debt investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment securities and other investments
Due in 1 year through 2 years	¥ 6,627,563
Due in 2 years through 3 years	1,950,866
Thereafter	128,161
Total	¥ 8,706,590	¥ 3,878,744